Short Term Investments (Schedule Of Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	$ 977	$ 4,821
Available-for-sale Securities, Gross unrealized holding gains	45	58
Available-for-sale Securities, Gross unrealized holding (losses)	(9)	(42)
Aggregate fair value	1,013	4,837
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis		1,236
Available-for-sale Securities, Gross unrealized holding gains		15
Available-for-sale Securities, Gross unrealized holding (losses)		(2)
Aggregate fair value		1,249
NIS Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	669	642
Available-for-sale Securities, Gross unrealized holding gains	22	16
Available-for-sale Securities, Gross unrealized holding (losses)	(9)	(14)
Aggregate fair value	682	644
Corporate Bond Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Aggregate cost basis	308	2,943
Available-for-sale Securities, Gross unrealized holding gains	23	27
Available-for-sale Securities, Gross unrealized holding (losses)		(26)
Aggregate fair value	$ 331	$ 2,944